Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
April 30, 2024

Dates Covered
Collections Period	04/01/24 - 04/30/24
Interest Accrual Period	04/15/24 - 05/14/24
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/24	95,979,968.93	12,431
Yield Supplement Overcollateralization Amount 03/31/24	1,402,044.03	0
Receivables Balance 03/31/24	97,382,012.96	12,431
Principal Payments	7,393,375.36	257
Defaulted Receivables	85,578.74	7
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/24	1,226,387.72	0
Pool Balance at 04/30/24	88,676,671.14	12,167

Pool Statistics	$ Amount	# of Accounts
Pool Factor	10.04%
Prepayment ABS Speed	1.11%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	788,095.32	69
Past Due 61-90 days	331,225.08	27
Past Due 91-120 days	63,857.56	5
Past Due 121+ days	0.00	0
Total	1,183,177.96	101

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.32%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.44%
Delinquency Trigger Occurred	NO

Recoveries	60,915.02
Aggregate Net Losses/(Gains) - April 2024	24,663.72
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.30%
Prior Net Losses/(Gains) Ratio	-0.31%
Second Prior Net Losses/(Gains) Ratio	0.31%
Third Prior Net Losses/(Gains) Ratio	0.19%
Four Month Average	0.12%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.23%

Overcollateralization Target Amount	4,249,049.30
Actual Overcollateralization	4,249,049.30
Weighted Average Contract Rate	3.99%
Weighted Average Contract Rate, Yield Adjusted	5.89%
Weighted Average Remaining Term	18.64

Flow of Funds	$ Amount
Collections	7,785,469.67
Investment Earnings on Cash Accounts	37,757.64
Servicing Fee	(81,151.68)
Transfer to Collection Account	-
Available Funds	7,742,075.63

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	36,545.30
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	3,054,248.49
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,249,049.30
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	354,526.29

Total Distributions of Available Funds	7,742,075.63

Servicing Fee	81,151.68
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 04/15/24	91,730,919.63
Principal Paid	7,303,297.79
Note Balance @ 05/15/24	84,427,621.84

Class A-1
Note Balance @ 04/15/24	0.00
Principal Paid	0.00
Note Balance @ 05/15/24	0.00
Note Factor @ 05/15/24	0.0000000%

Class A-2a
Note Balance @ 04/15/24	0.00
Principal Paid	0.00
Note Balance @ 05/15/24	0.00
Note Factor @ 05/15/24	0.0000000%

Class A-2b
Note Balance @ 04/15/24	0.00
Principal Paid	0.00
Note Balance @ 05/15/24	0.00
Note Factor @ 05/15/24	0.0000000%

Class A-3
Note Balance @ 04/15/24	0.00
Principal Paid	0.00
Note Balance @ 05/15/24	0.00
Note Factor @ 05/15/24	0.0000000%

Class A-4
Note Balance @ 04/15/24	53,480,919.63
Principal Paid	7,303,297.79
Note Balance @ 05/15/24	46,177,621.84
Note Factor @ 05/15/24	60.1036338%

Class B
Note Balance @ 04/15/24	25,500,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	25,500,000.00
Note Factor @ 05/15/24	100.0000000%

Class C
Note Balance @ 04/15/24	12,750,000.00
Principal Paid	0.00
Note Balance @ 05/15/24	12,750,000.00
Note Factor @ 05/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	84,251.55
Total Principal Paid	7,303,297.79
Total Paid	7,387,549.34

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	0.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.82000%
Interest Paid	36,545.30
Principal Paid	7,303,297.79
Total Paid to A-4 Holders	7,339,843.09

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0993907
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.6156307
Total Distribution Amount	8.7150214

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.4756645
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	95.0578913
Total A-4 Distribution Amount	95.5335558

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	418.20
Noteholders' Principal Distributable Amount	581.80

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/24	8,498,098.59
Investment Earnings	36,629.51
Investment Earnings Paid	(36,629.51)
Deposit/(Withdrawal)	-
Balance as of 05/15/24	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$334,494.96	$295,457.48	$376,972.18
Number of Extensions	30	24	32
Ratio of extensions to Beginning of Period Receivables Balance	0.34%	0.28%	0.33%